UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	6/30/2013

The following N-CSR relates only to Dreyfus High Yield Fund and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for those series, as appropriate.

FORM N-CSR

Item 1.      Reports to Stockholders.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
27	Statement of Assets and Liabilities
28	Statement of Operations
29	Statement of Changes in Net Assets
31	Financial Highlights
34	Notes to Financial Statements
48	Information About the Renewal of the Fund’s Investment Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
High Yield Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus HighYield Fund, covering the six-month period from January 1, 2013, through June 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

After more than 30 years of declining interest rates, it appears that the secular bull market in bonds may be over. Bond yields began the reporting period with little room for further declines, making an upward trend more likely in the midst of a sustained U.S. economic recovery. Indeed, improvements in U.S. housing and labor markets so far in 2013 prompted the Federal Reserve Board (the “Fed”) to signal its intent to back away from its quantitative easing program later this year, a development that sparked heightened bond market volatility during the second quarter.

We expect the U.S. economic recovery to accelerate later this year in advance of a multi-year expansion. Pent-up demographic demand could support continued expansion in the housing market, and higher home equity levels may bolster consumer confidence and spending. In the bond market, the Fed’s widely anticipated shift to a more moderately stimulative monetary policy stance is likely to presage a multi-year upward drift in interest rates as the relationship between rates and economic conditions normalizes.While these developments may hurt some segments of the bond market, others could respond more favorably.Therefore, as always, we urge you to discuss our observations with your financial adviser.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona President The Dreyfus Corporation July 15, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2013, through June 30, 2013, as provided by Chris Barris and Kevin Cronk, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2013, Dreyfus High Yield Fund’s Class A shares produced a total return of 0.94%, Class C shares returned 0.57% and Class I shares returned 1.06%.1 In comparison, the BofA Merrill Lynch U.S. High Yield Master II Constrained Index (the “Index”), the fund’s benchmark, achieved a total return of 1.50% over the same period.2

High yield bonds encountered heightened volatility over the second half of the reporting period when investors anticipated a more moderately accommodative monetary policy from the Federal Reserve Board (the “Fed”).The fund produced slightly lower returns than its benchmark, mainly due to security selection shortfalls in the financials sector.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income.

At least 80% of the fund’s assets are invested in fixed-income securities that are rated below investment grade (“high yield” or “junk” bonds) or are the unrated equivalent as determined by Dreyfus. Individual issues are selected based on careful credit analysis. We thoroughly analyze the business, management, and financial strength of each of the companies whose bonds we buy, then project each issuer’s ability to repay its debt.

Fed Comments Roiled Bond Market

The year 2013 began in the wake of heightened uncertainty surrounding automatic U.S. tax hikes and spending cuts scheduled for the start of the year, but last-minute legislation to address the tax increases quickly alleviated investors’ worries. Subsequently, investors responded positively to improved U.S. employment and housing market trends, and to aggressively accommodative monetary policies implemented by the Fed and other central banks. As a result, higher yielding sectors of the U.S. bond market fared well, on average, over the first four months of the year.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

In contrast, the market’s more interest rate-sensitive sectors, such as U.S. government securities, suffered bouts of heightened volatility as investors anticipated higher intermediate- and long-term interest rates in the recovering economy.These worries intensified in late May, when remarks by Fed chairman Ben Bernanke were interpreted as a signal that the central bank would back away from its ongoing quantitative easing program sooner than many analysts had expected. As a result, prices in most bond market sectors, including high yield securities, fell sharply in late May and June, and the benchmark ended the reporting period with only a modestly positive total return.

Financial Bonds Dampened Fund Results

We had positioned the fund for a domestic economic recovery when the reporting period began, overweighting securities with B and CCC credit ratings, with a commensurately underweighted position in BB-rated bonds.This constructive investment posture buoyed relative performance throughout the reporting period, as lower rated securities proved less sensitive to interest rate worries in late May and June.The fund benefited from relatively light exposure to the metals and mining sector such as coal, but also benefited from favorable security selections including Luxembourg-based “fallen angel” ArcelorMittal. Our security selection strategy in the energy sector also added a degree of value. Finally, we generally maintained the fund’s average duration in a range we considered shorter than market averages, a strategy that worked well when long-term interest rates climbed.

On the other hand, the fund’s results compared to the benchmark were hindered by our security selection strategy in the financials sector, where the fund did not own bonds from some of the sector’s better performing issuers.To a lesser extent, security selections in the telecommunications services sector also weighed on the fund’s relative performance.

A More Cautious Investment Posture

As of midyear, we expect volatility to persist in fixed-income markets until investors see a greater degree of economic certainty. Expectations of a shift later this year to a less accommodative U.S. monetary policy have been exacerbated by disappointing economic data from China and other emerging markets, leading some analysts to question the sustainability of the global recovery. However, the U.S. economy has exhibited greater strength than most of its overseas counterparts, and we have remained optimistic regarding the sustainability of the domestic expansion.Therefore, we would not be surprised to see additional increases in long-term interest rates, and we have maintained the fund’s shorter-than-average duration posture.

We also have been encouraged by generally positive trends in the high yield bond market, including strong new issuance volumes, muted leveraged buyout activity, and low default rates. In response to changing valuations among high yield bonds, we reduced the fund’s overweighted exposure to the services sector. In light of continued weak demand for construction materials in the emerging markets, we shifted from an overweighted position to a market-neutral posture in the metals-and-mining industry group. We have established underweighted exposure to the gaming industry due to concerns about the potential impact of tighter U.S. fiscal policies on consumer behavior.

July 15, 2013

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.
1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The BofA Merrill Lynch U.S. HighYield Master II Constrained Index is an unmanaged performance benchmark composed of U.S. dollar-denominated domestic andYankee bonds rated below investment grade with at least $100 million par amount outstanding and at least one year remaining to maturity. Bonds are capitalization-weighted.Total allocations to an issuer are capped at 2%.The index does not reflect fees and expenses to which the fund is subject.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus High Yield Fund from January 1, 2013 to June 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2013
	Class A	Class C	Class I
Expenses paid per $1,000†	$4.73	$8.45	$3.49
Ending value (after expenses)	$1,009.40	$1,005.70	$1,010.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2013
	Class A	Class C	Class I
Expenses paid per $1,000†	$4.76	$8.50	$3.51
Ending value (after expenses)	$1,020.08	$1,016.36	$1,021.32

† Expenses are equal to the fund’s annualized expense ratio of .95% for Class A, 1.70% for Class C and .70%
for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

June 30, 2013 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—96.0%	Rate (%)	Date	Amount ($) [a]		Value ($)
Aerospace & Defense—1.5%
B/E Aerospace,
Sr. Unscd. Notes	6.88	10/1/20	2,900,000		3,146,500
Bombardier,
Sr. Unscd. Notes	7.75	3/15/20	4,450,000	[b]	4,961,750
CPI International,
Gtd. Notes	8.00	2/15/18	3,410,000		3,529,350
Kratos Defense & Security
Solutions, Sr. Scd. Notes	10.00	6/1/17	2,280,000		2,451,000
TransDigm,
Gtd. Notes	5.50	10/15/20	1,675,000	[b,c]	1,591,250
TransDigm,
Gtd. Notes	7.75	12/15/18	4,245,000		4,489,087
					20,168,937
Automotive—2.8%
Chrysler Group,
Scd. Notes	8.00	6/15/19	1,250,000		1,370,312
Chrysler Group,
Scd. Notes	8.25	6/15/21	6,565,000	[c]	7,278,944
General Motor Financial,
Sr. Unscd. Notes	3.25	5/15/18	585,000	[b]	570,375
General Motor Financial,
Sr. Unscd. Notes	4.25	5/15/23	1,635,000	[b]	1,526,681
Gestamp Funding Luxembourg,
Sr. Scd. Notes	5.63	5/31/20	4,855,000	[b]	4,636,525
Goodyear Tire & Rubber,
Gtd. Notes	6.50	3/1/21	2,400,000		2,454,000
Goodyear Tire & Rubber,
Gtd. Notes	8.25	8/15/20	4,025,000		4,427,500
Jaguar Land Rover Automotive,
Gtd. Notes	5.63	2/1/23	1,800,000	[b]	1,755,000
Schaeffler Finance,
Sr. Scd. Notes	8.50	2/15/19	5,503,000	[b,c]	6,163,360
Titan International,
Sr. Scd. Notes	7.88	10/1/17	3,985,000	[b]	4,204,175
UCI International,
Gtd. Notes	8.63	2/15/19	2,235,000		2,290,875
					36,677,747

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($) [a]		Value ($)
Banking—5.1%
Ally Financial,
Gtd. Notes		7.50	9/15/20	5,080,000		5,873,750
Ally Financial,
Gtd. Notes		8.00	11/1/31	6,835,000		8,253,262
Ally Financial,
Gtd. Notes		8.30	2/12/15	4,600,000		4,968,000
Bank of America,
Jr. Sub. Cap. Secs., Ser. K		8.00	12/29/49	4,195,000	[d]	4,693,702
Barclays Bank,
Jr. Sub. Notes	EUR	4.75	3/29/49	7,600,000	[d]	7,166,412
BNP Paribas,
Jr. Sub. Notes		5.19	6/29/49	3,435,000	[b,c,d]	3,280,425
Citigroup,
Jr. Sub. Notes		5.95	12/29/49	4,940,000	[d]	4,921,969
HBOS Capital Funding,
Bank Gtd. Bonds		6.07	6/29/49	6,131,000	[b,d]	5,364,625
Lloyds TSB Bank,
Sub. Notes	GBP	10.75	12/16/21	2,610,000	[d]	4,658,517
Lloyds TSB Bank,
Sub. Notes	EUR	11.88	12/16/21	1,685,000	[c,d]	2,663,340
RBS Capital Trust III,
Bank Gtd. Notes		5.51	9/29/49	9,380,000	[c,d]	6,941,200
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	5,860,000	[d]	6,492,089
Royal Bank Scotland Group,
Sub. Notes		6.13	12/15/22	1,805,000		1,723,618
						67,000,909
Building Materials—2.0%
American Builders &
Contractors Supply,
Sr. Unscd. Notes		5.63	4/15/21	3,490,000	[b]	3,437,650
Builders FirstSource,
Sr. Scd. Notes		7.63	6/1/21	1,200,000	[b]	1,164,000
Building Materials Corp. of
America, Sr. Notes		6.75	5/1/21	3,130,000	[b]	3,333,450
Cemex SAB de CV,
Sr. Scd. Notes		9.50	6/15/18	2,060,000	[b]	2,235,100
Gibraltar Industries,
Gtd. Notes		6.25	2/1/21	3,240,000	[b]	3,369,600

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($) [a]		Value ($)
Building Materials (continued)
Nortek,
Gtd. Notes		8.50	4/15/21	760,000		817,000
Nortek,
Gtd. Notes		8.50	4/15/21	4,440,000	[b]	4,728,600
Ply Gem Industries,
Sr. Scd. Notes		8.25	2/15/18	1,969,000	[c]	2,106,830
Roofing Supply Group,
Gtd. Notes		10.00	6/1/20	3,665,000	[b]	4,004,012
RSI Home Products,
Scd. Notes		6.88	3/1/18	1,345,000	[b]	1,381,988
						26,578,230
Chemicals—4.2%
Hexion U.S. Finance/Nova Scotia,
Sr. Scd. Notes		8.88	2/1/18	2,085,000		2,137,125
Hexion U.S. Finance/Nova Scotia,
Scd. Notes		9.00	11/15/20	6,065,000	[c]	5,822,400
Huntsman International,
Gtd. Notes		8.63	3/15/20	4,500,000		4,916,250
INEOS Finance,
Sr. Scd. Notes		7.50	5/1/20	1,225,000	[b]	1,307,688
INEOS Finance,
Sr. Scd. Bonds		8.38	2/15/19	3,240,000	[b]	3,551,850
INEOS Group Holdings,
Gtd. Notes	EUR	6.50	8/15/18	8,790,000	[c]	10,972,798
PolyOne,
Sr. Unscd. Notes		7.38	9/15/20	2,515,000		2,728,775
Rentech Nitrogen Partners,
Scd. Notes		6.50	4/15/21	5,685,000	[b]	5,649,469
TPC Group,
Sr. Scd. Notes		8.75	12/15/20	4,005,000	[b]	4,115,137
Trinseo Materials Operating,
Sr. Scd. Notes		8.75	2/1/19	2,280,000	[b]	2,188,800
Tronox Finance,
Gtd. Notes		6.38	8/15/20	4,260,000	[b,c]	4,036,350
US Coatings Acquisition/Axalta
Coating Systems Dutch Holding,
Gtd. Notes, Cl. B		7.38	5/1/21	7,820,000	[b]	8,005,725
						55,432,367

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($) [a]		Value ($)
Construction Machinery—2.0%
Ahern Rentals,
Scd. Notes	9.50	6/15/18	3,050,000	[b,c]	3,053,812
Ashtead Capital,
Scd. Notes	6.50	7/15/22	5,190,000	[b]	5,436,525
H&E Equipment Services,
Gtd. Notes	7.00	9/1/22	5,225,000		5,473,188
Manitowoc,
Gtd. Notes	8.50	11/1/20	4,430,000		4,850,850
United Rentals North America,
Gtd. Notes	7.38	5/15/20	5,170,000		5,544,825
United Rentals North America,
Gtd. Notes	7.63	4/15/22	1,995,000		2,169,563
					26,528,763
Consumer Cyclical Services—3.0%
Brickman Group Holdings,
Sr. Notes	9.13	11/1/18	6,863,000	[b]	7,377,725
Garda World Security,
Sr. Unscd. Notes	9.75	3/15/17	4,485,000	[b]	4,787,738
Goodman Networks,
Sr. Scd. Notes	13.13	7/1/18	2,725,000	[b,d]	2,902,125
Mobile Mini,
Gtd. Notes	7.88	12/1/20	5,800,000		6,264,000
Reliance Intermediate Holdings,
Sr. Scd. Notes	9.50	12/15/19	5,580,000	[b]	6,054,300
ServiceMaster,
Gtd. Notes	8.00	2/15/20	1,135,000		1,137,837
West,
Gtd. Notes	8.63	10/1/18	9,615,000		10,324,106
					38,847,831
Consumer Products—.8%
ACCO Brands,
Gtd. Notes	6.75	4/30/20	2,455,000	[c]	2,482,619
Good Sam Enterprises,
Sr. Scd. Notes	11.50	12/1/16	4,695,000		5,023,650
Libbey Glass,
Sr. Scd. Notes	6.88	5/15/20	3,258,000		3,424,972
					10,931,241

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($) [a]		Value ($)
Distributors—.4%
Suburban Propane Partners,
Sr. Unscd. Notes	7.50	10/1/18	4,812,000		5,076,660
Diversified Manufacturing—2.2%
Dynacast International,
Scd. Notes	9.25	7/15/19	5,875,000		6,433,125
Griffon,
Gtd. Notes	7.13	4/1/18	6,080,000		6,399,200
RBS Global/Rexnord,
Gtd. Notes	8.50	5/1/18	4,145,000		4,424,787
Rexel,
Gtd. Notes	6.13	12/15/19	6,030,000	[b]	6,180,750
Silver II Borrower/Silver II US
Holdings, Gtd. Notes	7.75	12/15/20	5,395,000	[b]	5,448,950
					28,886,812
Electric—2.7%
AES,
Sr. Unscd. Notes	7.38	7/1/21	5,735,000		6,322,837
AES,
Sr. Unscd. Notes	9.75	4/15/16	3,765,000		4,357,987
Calpine,
Sr. Scd. Notes	7.50	2/15/21	2,526,000	[b]	2,709,135
Calpine,
Sr. Scd. Notes	7.88	1/15/23	4,747,000	[b]	5,126,760
GenOn Energy,
Sr. Unscd. Notes	9.50	10/15/18	8,545,000	[c]	9,527,675
NRG Energy,
Gtd. Notes	6.63	3/15/23	1,605,000	[b]	1,613,025
NRG Energy,
Gtd. Notes	7.63	5/15/19	5,575,000	[c]	5,853,750
					35,511,169
Energy—10.3%
Antero Resources Finance,
Gtd. Notes	7.25	8/1/19	4,125,000		4,320,938
Aurora USA Oil & Gas,
Gtd. Notes	9.88	2/15/17	4,685,000	[b]	4,895,825
Bonanza Creek Energy,
Gtd. Notes	6.75	4/15/21	5,800,000	[b]	5,872,500

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($) [a]		Value ($)
Energy (continued)
Bristow Group,
Gtd. Notes	6.25	10/15/22	3,297,000		3,391,789
Carrizo Oil & Gas,
Gtd. Notes	7.50	9/15/20	6,395,000		6,682,775
Chesapeake Energy,
Gtd. Notes	6.63	8/15/20	4,635,000		5,005,800
Continental Resources,
Gtd. Notes	4.50	4/15/23	820,000	[b]	798,475
Continental Resources,
Gtd. Notes	5.00	9/15/22	2,625,000		2,684,063
Continental Resources,
Gtd. Notes	7.13	4/1/21	3,160,000		3,491,800
Dresser-Rand Group,
Gtd. Notes	6.50	5/1/21	3,565,000		3,796,725
Edgen Murray,
Sr. Scd. Notes	8.75	11/1/20	5,645,000	[b]	5,645,000
EP Energy Finance,
Sr. Unscd. Notes	9.38	5/1/20	3,065,000		3,478,775
Halcon Resources,
Gtd. Notes	8.88	5/15/21	3,185,000		3,105,375
Halcon Resources,
Gtd. Notes	9.75	7/15/20	4,595,000		4,606,488
Hercules Offshore,
Gtd. Notes	8.75	7/15/21	5,195,000	[b]	5,272,925
Kodiak Oil & Gas,
Gtd. Notes	5.50	1/15/21	1,455,000	[b,c]	1,420,444
Kodiak Oil & Gas,
Gtd. Notes	8.13	12/1/19	5,130,000		5,591,700
MEG Energy,
Gtd. Notes	6.50	3/15/21	4,715,000	[b]	4,697,319
Newfield Exploration,
Sr. Sub. Notes	6.88	2/1/20	5,385,000		5,573,475
Northern Oil and Gas,
Gtd. Notes	8.00	6/1/20	5,635,000		5,719,525
Oasis Petroleum,
Gtd. Notes	6.50	11/1/21	1,165,000		1,199,950
Oasis Petroleum,
Gtd. Notes	6.88	1/15/23	2,330,000		2,411,550
Oasis Petroleum,
Gtd. Notes	7.25	2/1/19	5,680,000		5,949,800

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($) [a]		Value ($)
Energy (continued)
Offshore Group Investment,
Sr. Scd. Notes	7.50	11/1/19	5,955,000	[c]	6,237,863
Precision Drilling,
Gtd. Notes	6.50	12/15/21	745,000		758,038
Precision Drilling,
Gtd. Notes	6.63	11/15/20	5,170,000		5,273,400
Range Resources,
Gtd. Notes	5.00	8/15/22	3,170,000		3,114,525
Range Resources,
Gtd. Notes	5.00	3/15/23	3,475,000		3,414,188
Rex Energy,
Gtd. Notes	8.88	12/1/20	5,425,000	[b]	5,601,312
Unit,
Gtd. Notes	6.63	5/15/21	8,750,000		8,968,750
Welltec,
Sr. Scd. Notes	8.00	2/1/19	5,885,000	[b]	6,149,825
					135,130,917
Entertainment—.4%
AMC Entertaiment,
Gtd. Notes	9.75	12/1/20	4,685,000		5,329,187
Environmental—.4%
ADS Waste Holdings,
Sr. Unscd. Notes	8.25	10/1/20	4,410,000	[b]	4,520,250
Finance Companies—4.4%
CIT Group,
Sr. Unscd. Notes	5.50	2/15/19	7,850,000	[b]	8,144,375
FTI Consulting,
Gtd. Notes	6.75	10/1/20	4,705,000		4,975,538
Icahn Enterprises Finance,
Gtd. Notes	8.00	1/15/18	4,065,000		4,278,412
International Lease Finance,
Sr. Unscd. Notes	8.25	12/15/20	7,840,000		8,829,800
International Lease Finance,
Sr. Unscd. Notes	8.63	1/15/22	2,545,000	[c]	2,939,475
International Lease Finance,
Sr. Unscd. Notes	8.88	9/1/17	2,350,000		2,661,375
Ladder Capital
Finance Holdings,
Sr. Unscd. Notes	7.38	10/1/17	5,355,000	[b]	5,488,875

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($) [a]		Value ($)
Finance Companies (continued)
Nuveen Investments,
Sr. Unscd. Notes	9.13	10/15/17	6,735,000	[b]	6,785,512
Provident Funding Associates,
Gtd. Notes	6.75	6/15/21	4,300,000	[b]	4,310,750
SLM,
Sr. Unscd. Notes	8.45	6/15/18	4,300,000		4,794,500
Springleaf Finance,
Sr. Unscd. Notes	6.00	6/1/20	4,465,000	[b,c]	4,018,500
					57,227,112
Food & Beverages—1.4%
ARAMARK,
Gtd. Notes	5.75	3/15/20	4,285,000	[b]	4,402,837
Del Monte,
Gtd. Notes	7.63	2/15/19	7,430,000		7,671,475
Post Holdings,
Gtd. Notes	7.38	2/15/22	5,525,000		5,939,375
					18,013,687
Gaming—2.3%
Ameristar Casinos,
Gtd. Notes	7.50	4/15/21	5,230,000		5,465,350
MGM Resorts International,
Gtd. Notes	7.75	3/15/22	2,545,000		2,777,231
MGM Resorts International,
Gtd. Notes	10.00	11/1/16	3,630,000		4,274,325
MGM Resorts International,
Gtd. Notes	11.38	3/1/18	7,545,000		9,468,975
Peninsula Gaming,
Gtd. Notes	8.38	2/15/18	2,515,000	[b]	2,628,175
Pinnacle Entertainment,
Gtd. Notes	8.75	5/15/20	2,580,000	[c]	2,779,950
ROC Finance,
Scd. Notes	12.13	9/1/18	2,550,000	[b]	2,913,375
					30,307,381
Health Care—6.6%
Biomet,
Gtd. Notes	6.50	8/1/20	1,840,000		1,905,550
Biomet,
Gtd. Notes	6.50	10/1/20	13,530,000		13,563,825

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($) [a]		Value ($)
Health Care (continued)
CHS/Community
Health Systems,
Gtd. Notes	8.00	11/15/19	3,425,000		3,660,469
DaVita HealthCare Partners,
Gtd. Notes	5.75	8/15/22	685,000		686,713
DaVita HealthCare Partners,
Gtd. Notes	6.63	11/1/20	3,800,000		4,047,000
Envision Healthcare Holdings,
Sr. Notes	9.25	10/1/17	1,295,000	[b]	1,317,663
Envision Healthcare,
Gtd. Notes	8.13	6/1/19	3,465,000		3,698,888
HCA Holdings,
Sr. Unscd. Notes	6.25	2/15/21	2,150,000		2,198,375
HCA Holdings,
Sr. Unscd. Notes	7.75	5/15/21	7,595,000		8,221,588
HCA,
Sr. Scd. Notes	4.75	5/1/23	3,370,000		3,235,200
HCA,
Sr. Scd. Notes	7.25	9/15/20	8,310,000		8,943,637
Health Management Associates,
Gtd. Notes	7.38	1/15/20	2,430,000		2,676,037
HealthSouth,
Gtd. Notes	7.75	9/15/22	2,378,000		2,544,460
IASIS Healthcare,
Gtd. Notes	8.38	5/15/19	3,845,000		3,900,272
IMS Health,
Sr. Unscd. Notes	6.00	11/1/20	2,140,000	[b]	2,182,800
Physio-Control International,
Sr. Scd. Notes	9.88	1/15/19	7,095,000	[b]	7,839,975
STHI Holding,
Scd. Notes	8.00	3/15/18	2,175,000	[b]	2,359,875
Tenet Healthcare,
Sr. Scd. Notes	6.25	11/1/18	3,760,000		3,971,500
United Surgical Partners
International, Gtd. Notes	9.00	4/1/20	4,185,000		4,540,725
VWR Funding,
Gtd. Notes	7.25	9/15/17	5,270,000		5,480,800
					86,975,352

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($) [a]		Value ($)
Home Construction—2.5%
Ashton Woods USA/Finance,
Unscd. Notes		6.88	2/15/21	1,275,000	[b]	1,290,937
Brookfield Residential Properties,
Gtd. Notes		6.50	12/15/20	5,435,000	[b]	5,502,938
Brookfield Residential Property,
Gtd. Notes		6.13	7/1/22	795,000	[b,c]	784,069
Shea Homes Funding,
Sr. Scd. Notes		8.63	5/15/19	5,615,000		6,022,088
Standard Pacific,
Gtd. Notes		8.38	5/15/18	4,970,000		5,690,650
Taylor Morrison Communities,
Gtd. Notes		5.25	4/15/21	835,000	[b]	795,338
Taylor Morrison Communities,
Gtd. Notes		7.75	4/15/20	5,311,000	[b]	5,749,158
Weekley Homes,
Sr. Unscd. Notes		6.00	2/1/23	2,655,000	[b]	2,621,812
William Lyon Homes,
Gtd. Notes		8.50	11/15/20	3,730,000	[b]	4,075,025
						32,532,015
Industrial Services—3.0%
Algeco Scotsman
Global Finance,
Sr. Scd. Notes	EUR	9.00	10/15/18	2,125,000	[c]	2,801,119
Algeco Scotsman
Global Finance,
Gtd. Notes		10.75	10/15/19	4,940,000	[b]	4,742,400
CBRE Services,
Gtd. Notes		5.00	3/15/23	2,225,000		2,119,313
Hillman Group,
Gtd. Notes		10.88	6/1/18	3,165,000		3,441,937
Interline Brands,
Sr. Unscd. Notes		10.00	11/15/18	4,355,000		4,703,400
Mueller Water Products,
Gtd. Notes		7.38	6/1/17	3,225,000		3,321,750
Mueller Water Products,
Gtd. Notes		8.75	9/1/20	1,808,236		1,980,018
StoneMor Partners,
Gtd. Notes		7.88	6/1/21	2,645,000	[b]	2,605,325

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($) [a]		Value ($)
Industrial Services (continued)
WireCo WorldGroup,
Gtd. Notes	9.50	5/15/17	8,000,000		8,320,000
Zachry Holdings,
Sr. Notes	7.50	2/1/20	4,355,000	[b]	4,507,425
					38,542,687
Insurance—1.5%
Hub International,
Gtd. Notes	8.13	10/15/18	9,800,000	[b]	10,241,000
Onex USI Acquisition,
Sr. Unscd. Notes	7.75	1/15/21	7,865,000	[b]	7,786,350
ZFS Finance (USA) Trust V,
Jr. Sub. Cap. Secs	6.50	5/9/37	1,500,000	[b,d]	1,608,750
					19,636,100
Media Cable—4.9%
Cablevision Systems,
Sr. Unscd. Notes	8.00	4/15/20	2,545,000		2,786,775
Cablevision Systems,
Sr. Unscd. Notes	8.63	9/15/17	2,435,000		2,775,900
CCO Holdings,
Gtd. Notes	5.75	9/1/23	4,225,000	[b]	4,108,812
CCO Holdings,
Gtd. Notes	6.63	1/31/22	1,835,000		1,922,163
Cequel
Communications Holdings I,
Sr. Unscd. Notes	6.38	9/15/20	7,540,000	[b]	7,709,650
Dish DBS,
Gtd. Notes	5.13	5/1/20	2,060,000	[b]	2,029,100
Dish DBS,
Gtd. Notes	6.75	6/1/21	5,225,000		5,577,687
DISH DBS,
Gtd. Notes	7.13	2/1/16	5,040,000		5,481,000
Lynx I,
Sr. Scd. Notes	5.38	4/15/21	1,375,000	[b]	1,388,750
Lynx II,
Sr. Unscd. Notes	6.38	4/15/23	6,950,000	[b]	7,036,875
Nara Cable Funding,
Sr. Scd. Notes	8.88	12/1/18	4,320,000	[b]	4,514,400

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($) [a]		Value ($)
Media Cable (continued)
Ono Finance II,
Gtd. Notes	10.88	7/15/19	3,465,000	[b]	3,620,925
Unitymedia Hessen & Co.,
Sr. Scd. Notes	7.50	3/15/19	6,600,000	[b]	6,979,500
UPCB Finance V,
Sr. Scd. Notes	7.25	11/15/21	3,790,000	[b]	4,026,875
Videotron,
Gtd. Notes	5.00	7/15/22	4,750,000		4,655,000
					64,613,412
Media Non-Cable—5.5%
AMC Networks,
Gtd. Notes	7.75	7/15/21	1,220,000		1,338,950
Clear Channel Communications,
Sr. Scd. Notes	9.00	12/15/19	2,495,000	[b]	2,432,625
Clear Channel Communications,
Gtd. Notes	10.75	8/1/16	2,225,000		1,941,313
Clear Channel Worldwide Holdings,
Gtd. Notes	6.50	11/15/22	1,220,000	[b]	1,256,600
Clear Channel Worldwide Holdings,
Gtd. Notes	6.50	11/15/22	2,500,000	[b]	2,587,500
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. A	7.63	3/15/20	625,000		646,875
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	7.63	3/15/20	7,655,000		7,961,200
Cumulus Media Holdings,
Gtd. Notes	7.75	5/1/19	5,025,000	[c]	4,937,063
Gray Television,
Gtd. Notes	7.50	10/1/20	4,410,000	[c]	4,520,250
Hughes Satellite Systems,
Gtd. Notes	7.63	6/15/21	7,195,000		7,680,663
Intelsat Jackson Holdings,
Gtd. Notes	7.25	10/15/20	8,835,000		9,320,925
Intelsat Jackson Holdings,
Gtd. Notes	5.50	8/1/23	3,345,000	[b]	3,161,025
Intelsat Luxembourg,
Gtd. Notes	7.75	6/1/21	10,250,000	[b]	10,390,937
LIN Television,
Gtd. Notes	6.38	1/15/21	2,185,000		2,220,506

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($) [a]		Value ($)
Media Non-Cable (continued)
Nexstar Broadcasting,
Gtd. Notes	6.88	11/15/20	3,975,000	[b]	4,114,125
Nexstar/Mission Broadcasting,
Scd. Notes	8.88	4/15/17	523,000		562,225
Sinclair Television Group,
Sr. Unscd. Notes	6.13	10/1/22	3,270,000	[b]	3,286,350
Sinclair Television Group,
Scd. Notes	9.25	11/1/17	3,885,000	[b]	4,127,812
					72,486,944
Metals & Mining—4.2%
Alpha Natural Resources,
Gtd. Notes	9.75	4/15/18	780,000	[c]	755,625
American Gilsonite,
Sr. Scd. Notes	11.50	9/1/17	4,615,000	[b]	4,880,362
ArcelorMittal,
Sr. Unscd. Notes	5.00	2/25/17	1,330,000	[d]	1,353,275
ArcelorMittal,
Sr. Unscd. Bonds	10.35	6/1/19	6,817,000	[d]	8,095,188
Calcipar,
Sr. Scd. Notes	6.88	5/1/18	5,540,000	[b]	5,706,200
FMG Resources (August 2006),
Gtd. Notes	6.88	4/1/22	3,050,000	[b,c]	2,969,938
FMG Resources (August 2006),
Gtd. Notes	8.25	11/1/19	5,905,000	[b,c]	6,111,675
Global Brass & Copper,
Sr. Scd. Notes	9.50	6/1/19	2,745,000	[b]	2,950,875
JMC Steel Group,
Sr. Notes	8.25	3/15/18	3,505,000	[b,c]	3,443,663
Murray Energy,
Sr. Scd. Notes	8.63	6/15/21	900,000	[b]	904,500
Rain CII Carbon,
Sr. Scd. Notes	8.25	1/15/21	8,190,000	[b]	8,230,950
Ryerson,
Sr. Scd. Notes	9.00	10/15/17	3,315,000	[b]	3,377,156
Severstal Columbus,
Sr. Scd. Notes	10.25	2/15/18	4,090,000		4,258,713
Steel Dynamics,
Gtd. Notes	5.25	4/15/23	1,235,000	[b]	1,213,387

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($) [a]		Value ($)
Metals & Mining (continued)
Steel Dynamics,
Gtd. Notes		6.38	8/15/22	765,000	[b]	810,900
						55,062,407
Packaging—5.5%
AEP Industries,
Sr. Unscd. Notes		8.25	4/15/19	3,020,000		3,265,375
Albea Beauty Holdings,
Sr. Scd. Notes		8.38	11/1/19	5,465,000	[b,c]	5,383,025
ARD Finance,
Sr. Scd. Notes		11.13	6/1/18	5,422,225	[b]	5,774,669
Ardagh Packaging Finance,
Sr. Scd. Notes		7.38	10/15/17	5,450,000	[b,c]	5,845,125
Ardagh Packaging Finance,
Gtd. Notes		9.13	10/15/20	1,500,000	[b]	1,606,875
Ardagh Packaging Finance,
Gtd. Notes	EUR	9.25	10/15/20	2,000,000	[c]	2,739,958
Ardagh Packaging
Finance/MP Holdings USA,
Sr. Unscd. Notes		7.00	11/15/20	1,250,000	[b]	1,207,812
Ardagh Packaging Finance/MP
Holdings USA, Gtd. Notes		9.13	10/15/20	2,080,000	[b]	2,217,800
Beverage Packaging
Holdings Luxembourg II,
Scd. Notes	EUR	8.00	12/15/16	950,000		1,234,087
BOE Intermediate Holding,
Sr. Unscd. Notes		9.00	11/1/17	2,970,000	[b]	2,866,050
BOE Merger,
Sr. Unscd. Notes		9.50	11/1/17	4,075,000	[b]	4,176,875
BWAY Holding,
Gtd. Notes		10.00	6/15/18	2,380,000		2,618,000
Consolidated Container,
Gtd. Notes		10.13	7/15/20	4,410,000	[b]	4,652,550
Plastipak Holdings,
Sr. Notes		10.63	8/15/19	3,240,000	[b]	3,580,200
Reynolds Group,
Sr. Scd. Notes		7.88	8/15/19	6,205,000		6,794,475

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($) [a]		Value ($)
Packaging (continued)
Reynolds Group,
Gtd. Notes	8.50	5/15/18	8,850,000	[d]	9,159,750
Reynolds Group,
Gtd. Notes	9.88	8/15/19	3,510,000		3,773,250
Sealed Air,
Gtd. Notes	8.13	9/15/19	2,970,000	[b]	3,326,400
Sealed Air,
Gtd. Notes	8.38	9/15/21	1,095,000	[b]	1,242,825
					71,465,101
Paper—.4%
Ainsworth Lumber,
Sr. Scd. Notes	7.50	12/15/17	1,585,000	[b]	1,688,025
Sappi Papier Holding,
Sr. Scd. Notes	7.75	7/15/17	2,195,000	[b,c]	2,326,700
Sappi Papier Holding,
Sr. Scd. Notes	8.38	6/15/19	895,000	[b]	947,581
					4,962,306
Pharmaceuticals—.5%
VPI Escrow,
Gtd. Notes	6.38	10/15/20	2,295,000	[b]	2,280,656
VPII Escrow,
Sr. Unscd. Notes	6.75	8/15/18	4,060,000	[b]	4,166,575
					6,447,231
Pipelines—1.2%
Atlas Pipeline Partners,
Gtd. Notes	4.75	11/15/21	2,085,000	[b]	1,879,106
El Paso,
Sr. Scd. Notes	6.50	9/15/20	3,524,000		3,774,687
El Paso,
Sr. Scd. Notes	7.80	8/1/31	1,665,000		1,766,868
Genesis Energy,
Gtd. Notes	5.75	2/15/21	3,540,000	[b]	3,469,200
Targa Resources Partners,
Gtd. Notes	6.88	2/1/21	3,940,000		4,205,950
					15,095,811

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($) [a]		Value ($)
Railroads—.1%
Watco Companies,
Gtd. Notes		6.38	4/1/23	1,053,000	[b]	1,053,000
Retailers—1.0%
AA Bond,
Scd. Notes	GBP	9.50	7/31/43	1,610,000		2,448,744
J.Crew Group,
Gtd. Notes		8.13	3/1/19	4,395,000		4,636,725
Rite Aid,
Gtd. Notes		6.75	6/15/21	6,240,000	[b]	6,162,000
						13,247,469
Technology—5.5%
Amkor Technology,
Sr. Unscd. Notes		6.38	10/1/22	3,155,000	[b]	3,107,675
Cardtronics,
Gtd. Notes		8.25	9/1/18	6,030,000		6,421,950
CDW Finance,
Sr. Scd. Notes		8.00	12/15/18	4,890,000	[c]	5,342,325
CDW Finance,
Gtd. Notes		8.50	4/1/19	1,714,000		1,851,120
Ceridian,
Sr. Scd. Notes		8.88	7/15/19	2,050,000	[b]	2,288,312
Ceridian,
Sr. Unscd. Notes		11.00	3/15/21	1,345,000	[b]	1,492,950
Ceridian,
Gtd. Notes		12.25	11/15/15	839,490		854,181
CommScope Holdings,
Sr. Unscd. Notes		6.63	6/1/20	3,685,000	[b]	3,537,600
CommScope,
Gtd. Notes		8.25	1/15/19	6,595,000	[b]	7,073,137
Eagle Midco,
Sr. Unscd. Notes		9.00	6/15/18	1,590,000	[b]	1,558,200
Epicor Software,
Gtd. Notes		8.63	5/1/19	4,410,000		4,542,300
Equinix,
Sr. Unscd. Notes		5.38	4/1/23	4,365,000		4,299,525
Equinix,
Sr. Unscd. Notes		7.00	7/15/21	200,000		217,750

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($) [a]		Value ($)
Technology (continued)
First Data,
Sr. Scd. Notes		6.75	11/1/20	680,000	[b]	695,300
First Data,
Sr. Scd. Notes		7.38	6/15/19	2,795,000	[b]	2,885,838
First Data,
Scd. Notes		8.25	1/15/21	1,979,000	[b]	2,028,475
First Data,
Scd. Notes		8.75	1/15/22	3,000,000	[b]	3,097,500
First Data,
Gtd. Notes		10.63	6/15/21	2,070,000	[b]	2,054,475
First Data,
Gtd. Notes		11.25	1/15/21	2,035,000	[b]	2,040,088
Infor US,
Gtd. Notes		9.38	4/1/19	2,905,000		3,162,819
Infor US,
Gtd. Notes	EUR	10.00	4/1/19	2,540,000		3,595,462
Interactive Data,
Gtd. Notes		10.25	8/1/18	3,995,000		4,414,475
Sophia,
Gtd. Notes		9.75	1/15/19	1,690,000	[b]	1,816,750
TransUnion Holding,
Sr. Unscd. Notes		9.63	6/15/18	2,960,000		3,174,600
						71,552,807
Transportation
Services—1.2%
Marquette
Transportation Finance,
Scd. Notes		10.88	1/15/17	6,565,000		7,057,375
Navios Maritime Acquisition,
Sr. Scd. Notes		8.63	11/1/17	1,440,000		1,479,600
Navios Maritime Holdings,
Sr. Scd. Notes		8.88	11/1/17	2,005,000		2,085,200
Navios South American Logistics,
Gtd. Notes		9.25	4/15/19	1,525,000	[b]	1,643,187
Navios South American Logistics,
Gtd. Notes		9.25	4/15/19	3,015,000		3,248,663
						15,514,025

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($) [a]		Value ($)
Wireless Communications—3.8%
Digicel Group,
Sr. Unscd. Notes		8.25	9/30/20	5,575,000	[b]	5,798,000
Digicel Group,
Sr. Unscd. Notes		10.50	4/15/18	1,408,000	[b]	1,499,520
Digicel,
Sr. Unscd. Notes		6.00	4/15/21	2,125,000	[b]	2,013,438
Digicel,
Sr. Unscd. Notes		8.25	9/1/17	2,955,000	[b]	3,087,975
Eileme 2 AB,
Sr. Scd. Notes		11.63	1/31/20	6,085,000	[b]	6,936,900
Sprint Capital,
Gtd. Notes		6.88	11/15/28	2,000,000		1,930,000
Sprint Nextel,
Sr. Unscd. Notes		6.00	11/15/22	4,755,000		4,683,675
Sprint Nextel,
Gtd. Notes		7.00	3/1/20	3,870,000	[b]	4,189,275
Sprint Nextel,
Sr. Unscd. Notes		7.00	8/15/20	1,655,000		1,754,300
Sprint Nextel,
Gtd. Notes		9.00	11/15/18	5,185,000	[b]	6,079,413
Sprint Nextel,
Sr. Unscd. Notes		11.50	11/15/21	2,525,000		3,370,875
Wind Acquisition Finance,
Sr. Scd. Notes		6.50	4/30/20	1,600,000	[b]	1,596,000
Wind Acquisition Finance,
Sr. Scd. Notes		7.25	2/15/18	3,215,000	[b]	3,255,187
Wind Acquisition Finance,
Scd. Notes	EUR	11.75	7/15/17	715,000		970,228
Wind Acquisition Finance,
Scd. Notes		11.75	7/15/17	2,745,000	[b]	2,868,525
						50,033,311
Wireline Communications—2.7%
CenturyLink,
Sr. Unscd. Notes, Ser. V		5.63	4/1/20	8,115,000		8,236,725

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($) [a]		Value ($)
Wireline
Communications (continued)
Cincinnati Bell,
Gtd. Notes	8.38	10/15/20	4,185,000		4,331,475
Level 3 Financing,
Gtd. Notes	8.13	7/1/19	1,870,000		1,977,525
Level 3 Financing,
Gtd. Notes	8.63	7/15/20	8,100,000		8,656,875
Sable
International Finance,
Sr. Scd. Notes	8.75	2/1/20	4,990,000	[b]	5,513,950
Windstream,
Gtd. Notes	7.75	10/15/20	6,495,000		6,754,800
					35,471,350
Total Bonds and Notes
(cost $1,223,569,921)					1,256,860,528

Preferred Stocks—.3%	Shares		Value ($)
Finance Companies
GMAC Capital Trust I,
Ser. 2, Cum. $2.03
(cost $4,475,208)	172,552	[d]	4,494,980
	Principal
Short-Term Investments—.0%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.03%, 7/25/13
(cost $299,995)	300,000		299,997

Other Investment—2.9%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $38,102,919)	38,102,919	[e]	38,102,919

The Fund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—4.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $63,631,907)	63,631,907 [e]	63,631,907
Total Investments (cost $1,330,079,950)	104.1%	1,363,390,331
Liabilities, Less Cash and Receivables	(4.1%)	(54,315,888)
Net Assets	100.0%	1,309,074,443

a Principal amount stated in U.S. Dollars unless otherwise noted.
EUR—Euro
GBP—British Pound
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2013, these securities were valued at $544,213,730 or 41.6% of net assets.
c Security, or portion thereof, on loan.At June 30, 2013, the value of the fund’s securities on loan was $61,152,774 and the value of the collateral held by the fund was $63,631,907.
d Variable rate security—interest rate subject to periodic change.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Corporate Bonds	96.0	Preferred Stocks	.3
Short-Term/
Money Market Investments	7.8		104.1

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $61,152,774)—Note 1(c):
Unaffiliated issuers	1,228,345,124	1,261,655,505
Affiliated issuers	101,734,826	101,734,826
Cash denominated in foreign currencies	262,718	260,878
Dividends, interest and securities lending income receivable		24,235,330
Receivable for investment securities sold		9,215,790
Receivable for shares of Beneficial Interest subscribed		496,186
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		292,331
		1,397,890,846
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		929,271
Cash overdraft due to Custodian		1,384,848
Liability for securities on loan—Note 1(c)		63,631,907
Payable for investment securities purchased		21,572,946
Payable for shares of Beneficial Interest redeemed		1,271,036
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		18,975
Accured expenses		7,420
		88,816,403
Net Assets ($)		1,309,074,443
Composition of Net Assets ($):
Paid-in capital		1,366,595,519
Accumulated distributions in excess of investment income—net		(1,283,887)
Accumulated net realized gain (loss) on investments		(89,848,863)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		33,611,674
Net Assets ($)		1,309,074,443

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	271,207,642	107,301,893	930,564,908
Shares Outstanding	41,538,749	16,430,092	142,408,497
Net Asset Value Per Share ($)	6.53	6.53	6.53

See notes to financial statements.

The Fund 27

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2013 (Unaudited)

Investment Income ($):
Income:
Interest	48,138,796
Income from securities lending—Note 1(c)	252,724
Dividends:
Unaffiliated issuers	175,248
Affiliated issuers	22,609
Total Income	48,589,377
Expenses:
Management fee—Note 3(a)	4,998,569
Distribution/Service Plan fees—Note 3(b)	1,017,645
Trustees’ fees—Notes 3(a,d)	48,537
Loan commitment fees—Note 2	5,307
Total Expenses	6,070,058
Less—Trustees’ fees reimbursed by the Manager—Note 3(a)	(48,537)
Net Expenses	6,021,521
Investment Income—Net	42,567,856
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	17,661,692
Net realized gain (loss) on forward foreign currency exchange contracts	230,681
Net Realized Gain (Loss)	17,892,373
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(45,264,470)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange transactions	482,794
Net Unrealized Appreciation (Depreciation)	(44,781,676)
Net Realized and Unrealized Gain (Loss) on Investments	(26,889,303)
Net Increase in Net Assets Resulting from Operations	15,678,553

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012[a]
Operations ($):
Investment income—net	42,567,856	79,572,107
Net realized gain (loss) on investments	17,892,373	(3,050,539)
Net unrealized appreciation
(depreciation) on investments	(44,781,676)	90,822,488
Net Increase (Decrease) in Net Assets
Resulting from Operations	15,678,553	167,344,056
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(10,573,588)	(23,836,494)
Class B Shares	—	(29,726)
Class C Shares	(3,193,123)	(7,267,383)
Class I Shares	(30,923,318)	(51,923,666)
Total Dividends	(44,690,029)	(83,057,269)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	30,563,925	153,542,445
Class B Shares	—	652
Class C Shares	3,937,301	14,868,027
Class I Shares	200,385,536	463,622,267
Dividends reinvested:
Class A Shares	8,723,177	19,235,313
Class B Shares	—	19,736
Class C Shares	1,895,772	4,359,511
Class I Shares	11,240,345	18,949,417
Cost of shares redeemed:
Class A Shares	(123,051,454)	(176,535,171)
Class B Shares	—	(2,713,460)
Class C Shares	(20,132,849)	(22,916,809)
Class I Shares	(166,533,054)	(202,560,483)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(52,971,301)	269,871,445
Total Increase (Decrease) in Net Assets	(81,982,777)	354,158,232
Net Assets ($):
Beginning of Period	1,391,057,220	1,036,898,988
End of Period	1,309,074,443	1,391,057,220
Undistributed (distributions in excess of)
investment income—net	(1,283,887)	838,286

The Fund 29

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012[a]
Capital Share Transactions:
Class Ab,c
Shares sold	4,522,412	23,971,040
Shares issued for dividends reinvested	1,297,714	2,969,777
Shares redeemed	(18,300,201)	(27,476,194)
Net Increase (Decrease) in Shares Outstanding	(12,480,075)	(535,377)
Class Bb
Shares sold	—	102
Shares issued for dividends reinvested	—	3,078
Shares redeemed	—	(422,169)
Net Increase (Decrease) in Shares Outstanding	—	(418,989)
Class Cc
Shares sold	583,489	2,306,667
Shares issued for dividends reinvested	282,170	672,978
Shares redeemed	(2,984,423)	(3,538,459)
Net Increase (Decrease) in Shares Outstanding	(2,118,764)	(558,814)
Class I
Shares sold	29,741,987	71,783,224
Shares issued for dividends reinvested	1,673,084	2,919,459
Shares redeemed	(24,985,184)	(31,519,231)
Net Increase (Decrease) in Shares Outstanding	6,429,887	43,183,452

a Effective as of the close of business on March 13, 2012, the fund no longer offers Class B shares.
b During the period ended December 31, 2012, 159,411 Class B shares representing $1,025,594 were automatically converted to 159,411 Class A shares.
c During the period ended June 30, 2013, 565,705 Class C shares representing $3,877,652 were exchanged for
566, 908 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2013				Year Ended December 31,
Class A Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	6.67		6.21	6.62	6.48	5.06	6.92
Investment Operations:
Investment income—net[a]	.21		.41	.49	.59	.54	.50
Net realized and unrealized
gain (loss) on investments	(.14)		.48	(.40)	.17	1.43	(1.82)
Total from Investment Operations	.07		.89	.09	.76	1.97	(1.32)
Distributions:
Dividends from
investment income—net	(.21)		(.43)	(.50)	(.62)	(.55)	(.54)
Net asset value, end of period	6.53		6.67	6.21	6.62	6.48	5.06
Total Return (%)[b]	.94	[c]	14.74	1.33	12.50	40.43	(20.17)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.96	[d]	.96	.96	.96	.96	.96
Ratio of net expenses
to average net assets	.95	[d]	.95	.95	.95	.95	.95
Ratio of net investment income
to average net assets	6.21	[d]	6.35	7.50	9.05	8.86	7.89
Portfolio Turnover Rate	23.67	[c]	51.72	75.87	70.07	77.94	48.85
Net Assets, end of period
($ x 1,000)	271,208		360,128	338,800	346,594	360,921	119,560

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund 31

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2013				Year Ended December 31,
Class C Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	6.67		6.21	6.62	6.48	5.06	6.93
Investment Operations:
Investment income—net[a]	.18		.36	.44	.54	.50	.45
Net realized and unrealized
gain (loss) on investments	(.14)		.48	(.40)	.18	1.42	(1.83)
Total from Investment Operations	.04		.84	.04	.72	1.92	(1.38)
Distributions:
Dividends from
investment income—net	(.18)		(.38)	(.45)	(.58)	(.50)	(.49)
Net asset value, end of period	6.53		6.67	6.21	6.62	6.48	5.06
Total Return (%)[b]	.57	[c]	13.89	.58	11.66	39.41	(20.89)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.71	[d]	1.71	1.71	1.71	1.71	1.71
Ratio of net expenses
to average net assets	1.70	[d]	1.70	1.70	1.70	1.70	1.70
Ratio of net investment income
to average net assets	5.47	[d]	5.60	6.76	8.31	8.15	7.12
Portfolio Turnover Rate	23.67	[c]	51.72	75.87	70.07	77.94	48.85
Net Assets, end of period
($ x 1,000)	107,302		123,693	118,706	128,173	125,724	34,374

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

Six Months Ended
June 30, 2013				Year Ended December 31,
Class I Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	6.67		6.22	6.62	6.49	5.06	6.92
Investment Operations:
Investment income—net[a]	.22		.43	.50	.60	.54	.51
Net realized and unrealized
gain (loss) on investments	(.15)		.47	(.38)	.17	1.45	(1.82)
Total from Investment Operations	.07		.90	.12	.17	1.99	(1.31)
Distributions:
Dividends from
investment income—net	(.21)		(.45)	(.52)	(.64)	(.56)	(.55)
Net asset value, end of period	6.53		6.67	6.22	6.62	6.49	5.06
Total Return (%)	1.06	[b]	14.84	1.74	12.59	40.99	(20.06)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.71	[c]	.71	.71	.71	.71	.72
Ratio of net expenses
to average net assets	.70	[c]	.70	.70	.70	.70	.69
Ratio of net investment income
to average net assets	6.46	[c]	6.57	7.73	9.26	9.20	9.43
Portfolio Turnover Rate	23.67	[b]	51.72	75.87	70.07	77.94	48.85
Net Assets, end of period
($ x 1,000)	930,565		907,236	576,790	543,899	400,170	183,546

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
See notes to financial statements.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus HighYield Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund.The fund’s investment objective seeks to maximize total return, consisting of capital appreciation and current income.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class I. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear a Distribution and/or Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no Distribution or Services Plan fees. Class I shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The sales charge may be reduced or waived for certain purchases of Class A shares. Effective April 1, 2013, pursuant to new/modified front-end sales charge waivers, Class A shares of the fund may be purchased at net asset value without payment of a sales charge by (a) investors who participate in a self-directed investment brokerage account program offered by financial intermediaries that have entered into an agreement with the fund’s Distributor (financial intermediaries offering self-directed investment brokerage accounts may or may not charge their customers a transaction fee) and (b) investors who purchase Class A shares directly through the fund’s Distributor, and either (i) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account with the Distributor in a Dreyfus-managed fund since on or before February 28, 2006, or (ii) such purchase is for a self-directed investment account that may or may not be subject to a transaction fee.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills) and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	—	1,256,860,528	—	1,256,860,528
Mutual Funds	101,734,826	—	—	101,734,826
Preferred Stocks†	—	4,494,980	—	4,494,980
U.S. Treasury	—	299,997	—	299,997
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	292,331	—	292,331
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(18,975)	—	(18,975)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

At June 30, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of NewYork Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner,The Bank of NewYork Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the fund’s rights against the borrower and the collateral. During the period ended June 30, 2013, The Bank of New York Mellon earned $136,082 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2013 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2012 ($)	Purchases ($)	Sales ($)	6/30/2013 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	31,716,999	300,762,400	294,376,480	38,102,919	2.9
Dreyfus
Institutional
Cash
Advantage
Fund	96,805,579	176,677,691	209,851,363	63,631,907	4.9
Total	128,522,578	477,440,091	504,227,843	101,734,826	7.8

(e) Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. High yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared daily and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $103,297,264 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2012. If not applied, $11,766,163 of the carryover expires in fiscal year 2013, $2,406,483 expires in fiscal year 2014, $16,497,195 expires in fiscal year 2015, $42,229,566 expires in fiscal year 2016 and $23,792,999 expires in fiscal year 2017. Based on certain provisions in the Code, various limitations regarding the future utilization of these carry forwards, brought forward as a result of the fund’s merger with the following funds apply: BNY Hamilton High Yield Fund and Dreyfus High Income Fund. It is possible that the fund will not be able to utilize most of its capital loss carryover prior to its expiration date. The fund has $6,176,020 of post-enactment short-term capital losses and $428,838 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2012 was as follows: ordinary income $83,057,269. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2013, the fund did not borrow under the Facilities.

NOTE 3—Investment Management Fee and Other Transactions With Affiliates:

(a) Pursuant to management agreement with the Manager, the management fee provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .70% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund (excluding brokerage commissions, taxes, interest expense, commitment fees on borrowings, Rule 12b-1 Distribution Plan fees, Services Plan fees, fees and expenses of non-interestedTrustees (including counsel fees) and extraordinary expenses). In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). During the period ended June 30, 2013, Trustees’ fees reimbursed by the Manager amounted to $48,537.

During the period ended June 30, 2013, the Distributor retained $6,329 from commissions earned on sales of the fund’s Class A shares and $2,084 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plans adopted pursuant to Rule 12b-1 (the “Distribution Plans”) under the Act, Class A shares pay annually up to .25% of the value of its average daily net assets to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. Class C shares pay the Distributor for distributing shares at an aggregate annual rate of .75% of the value of the average daily net assets of Class C shares. Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the “Service Plan”), under which Class C shares pay the Distributor for providing certain services to the holders of their shares a fee at the

The Fund 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

annual rate of .25% of the value of the average daily net assets of Class C shares. During the period ended June 30, 2013, Class A and Class C shares were charged $429,019 and $441,470, respectively, pursuant to their Distribution Plans. During the period ended June 30, 2013, Class C shares were charged $147,156, pursuant to the Service Plan.

Under its terms, the Distribution Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plans or Service Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $787,559, Distribution Plans fees $126,056 and Service Plan fees $22,558 which are offset against an expense reimbursement in effect in the amount of $6,902.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and forward contracts, during the period ended June 30, 2013, amounted to $322,840,439 and $368,297,035, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended June 30, 2013 is discussed below.

In December 2011, with clarification in January 2013, FASB issued guidance that expands disclosure requirements with respect to the offsetting of certain assets and liabilities.The fund adopted these disclosure provisions during the current reporting period. These disclosures are required for certain investments, including derivative financial instruments subject to master netting arrangements (“MNA”) or similar agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to MNA in the Statement of Assets and Liabilities.

At June 30, 2013 derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	292,331	(18,975)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	292,331	(18,975)
Derivatives not subject to
MNA or similar agreements	273,356	—
Total gross amount of assets
and liabilities subject to MNA or
similar agreements	18,975	(18,975)

The following tables present derivative assets and liabilities net of amounts available for offsetting under MNA and net of related collateral received or pledged, if any, as of June 30, 2013:

Gross Amounts Not Offset in the Statement of Assets and Liabilities and Subject to MNA
	Gross Amount of
	Assets in the	Financial
	Statement of	Instruments
	Assets and	and Derivatives	Securities	Cash
	Liabilities by the	Available for	Collateral	Collateral	Net Credit
Counterparty	Counterparty ($)[1]	Offset ($)	Received ($)[2]	Received ($)[2]	Exposure ($)
Commonwealth
Bank of
Australia	45,360	—	—	—	45,360
Credit Suisse	35,233	—	—	—	35,233
Deutsche Bank	47,749	(18,975)	—	—	28,774
Goldman Sachs
International	117,816	—	—	—	117,816
Morgan Stanley
Capital Services	46,173	—	—	—	46,173
Total	292,331	(18,975)	—	—	273,356

The Fund 45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Gross Amount of
	Liabilities in the	Financial
	Statement of	Instruments
	Assets and	and Derivatives	Securities	Cash
	Liabilities by	Available for	Collateral	Collateral	Net Credit
Counterparty	Counterparty ($)[1]	Offset ($)	Pledged ($)[2]	Pledged ($)[2]	Exposure ($)
Deutsche Bank	(18,975)	18,975	—	—	—
Total	(18,975)	18,975	—	—	—

1	Absent a default event or early termination, over-the-counter derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates.Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonper-formance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at June 30, 2013:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
British Pound,
Expiring
7/2/2013 [a]	1,610,000	2,467,718	2,448,743	(18,975)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:
British Pound,
Expiring
7/31/2013[b]	4,480,000	6,899,349	6,812,299	87,050
Euro,
Expiring:
7/31/2013[a]	5,845,000	7,656,950	7,609,201	47,749
7/31/2013[b]	3,750,000	4,912,631	4,881,865	30,766
7/31/2013[c]	5,420,000	7,101,283	7,055,923	45,360
7/31/2013[d]	4,225,000	5,535,468	5,500,235	35,233
7/31/2013[e]	5,860,000	7,674,901	7,628,728	46,173
Gross Unrealized
Appreciation				292,331
Gross Unrealized
Depreciation				(18,975)

Counterparties:
a	Deutsche Bank
b	Goldman Sachs International
c	Commonwealth Bank of Australia
d	Credit Suisse
e	Morgan Stanley Capital Services

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2013:

Average Market Value ($)
Forward contracts	41,643,419

At June 30, 2013, accumulated net unrealized appreciation on investments was $33,310,381, consisting of $42,541,958 gross unrealized appreciation and $9,231,577 gross unrealized depreciation.

At June 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 47

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 13-14, 2013, the Board considered the renewal of the fund’s Investment Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for the various periods, except for the one- and ten-year periods when the fund’s performance was above the Performance Universe median.The Board also noted that the fund’s yield performance was above the Performance Group median for eight of the ten one-year periods ended December 31st and above the Performance Universe median for all ten one-year periods ended December 31st. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. Dreyfus representatives discussed with the Board the reasons for the fund’s total return underperformance compared to the performance of the funds in the Performance Group and Performance Universe.

The Fund 49

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s relative yield performance, but was concerned with the fund’s relative total return performance and agreed to continue to closely monitor performance.

• The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

The Fund 51

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT

MANAGEMENT AGREEMENT (Unaudited) (continued)

•	The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 20, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	August 20, 2013

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)